INTANGIBLES - Disclosure Of Information For Cash-generating Units (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Total		R$ 16,569,866	R$ 23,260,970	R$ 26,857,583
Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents		2,350,347	4,818,030
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill		11,305,508	14,077,707
Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total		13,655,855	18,895,737
Natura and Co Latam [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents
Natura and Co Latam [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill		9,527,619	9,765,077
Natura and Co Latam [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total		9,527,619	9,765,077
Avon International [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents		2,350,347	2,396,290
Avon International [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill		1,777,889	2,542,788
Avon International [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total		4,128,236	4,939,078
TBS International [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents			2,421,740
TBS International [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill			1,645,527
TBS International [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total			4,067,267
Aesop [member] | Trademarks And Patents [member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	[1]
Aesop [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]		124,315
Aesop [member] | Intangible Assets And Goodwill With Indefinite Useful Life [member]
Disclosure of information for cash-generating units [line items]
Total	[1]		R$ 124,315

[1]	The trademarks and patents recognized as part of the acquisition of Aesop were assessed as having a determined useful life and, therefore, are not presented in the table above as of December 31, 2022.